Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,799	$ 2,835	$ 1,799	$ 1,377
Total realized/unrealized gains (losses) included in Net income		8	(20)	(20)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		72	(35)	13
Purchases and issuances		1,141	1,422	774
Sales and settlements		(448)	(354)	(263)
Transfer into Level 3		136	223	219
Transfer out of Level 3		(652)	(200)	(301)
Financial assets, Ending Balance		3,092	2,835	1,799
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,694	2,623	1,694	1,267
Total realized/unrealized gains (losses) included in Net income		0	(16)	(6)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		72	(35)	6
Purchases and issuances		1,105	1,316	749
Sales and settlements		(446)	(350)	(253)
Transfer into Level 3		114	203	219
Transfer out of Level 3		(652)	(189)	(288)
Financial assets, Ending Balance		2,816	2,623	1,694
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	8	8	8	8
Total realized/unrealized gains (losses) included in Net income		0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		7	0	0
Purchases and issuances		0	0	0
Sales and settlements		0	0	0
Transfer into Level 3		0	0	0
Transfer out of Level 3		0	0	0
Financial assets, Ending Balance		15	8	8
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	72	59	72	75
Total realized/unrealized gains (losses) included in Net income		0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		6	(3)	1
Purchases and issuances		0	0	0
Sales and settlements		(3)	(2)	(2)
Transfer into Level 3		10	0	0
Transfer out of Level 3		(7)	(8)	(2)
Financial assets, Ending Balance		65	59	72
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	99	161	99	148
Total realized/unrealized gains (losses) included in Net income		3	(5)	(3)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(3)	(4)	1
Purchases and issuances		0	0	1
Sales and settlements		(18)	(18)	(26)
Transfer into Level 3		36	106	32
Transfer out of Level 3		(51)	(17)	(54)
Financial assets, Ending Balance		128	161	99
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	34	48	34	25
Total realized/unrealized gains (losses) included in Net income		2	0	2
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0
Purchases and issuances		0	14	13
Sales and settlements		(13)	0	(10)
Transfer into Level 3		3	0	4
Transfer out of Level 3		(11)	0	0
Financial assets, Ending Balance		29	48	34
Collateralized loan obligations
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	142	85	142	113
Total realized/unrealized gains (losses) included in Net income		(4)	(2)	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		4	(9)	0
Purchases and issuances		0	24	41
Sales and settlements		0	(11)	(12)
Transfer into Level 3		14	2	0
Transfer out of Level 3		(85)	(61)	0
Financial assets, Ending Balance		14	85	142
Other asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	398	543	398	246
Total realized/unrealized gains (losses) included in Net income		0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		5	(1)	1
Purchases and issuances		727	292	254
Sales and settlements		(162)	(171)	(83)
Transfer into Level 3		23	69	154
Transfer out of Level 3		(106)	(44)	(174)
Financial assets, Ending Balance		1,030	543	398
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	941	1,719	941	652
Total realized/unrealized gains (losses) included in Net income		(1)	(9)	(5)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		53	(18)	3
Purchases and issuances		378	986	440
Sales and settlements		(250)	(148)	(120)
Transfer into Level 3		28	26	29
Transfer out of Level 3		(392)	(59)	(58)
Financial assets, Ending Balance		1,535	1,719	941
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	105	212	105	110
Total realized/unrealized gains (losses) included in Net income		8	(4)	(14)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	7
Purchases and issuances		36	106	25
Sales and settlements		(2)	(4)	(10)
Transfer into Level 3	$ 20	22	20	0
Transfer out of Level 3		0	(11)	(13)
Financial assets, Ending Balance		$ 276	$ 212	$ 105